STATEMENT OF INVESTMENTS
BNY Mellon Research Growth Fund, Inc.

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Capital Goods - 8.3%
AMETEK, Inc.	178,202		30,219,495
Builders FirstSource, Inc.	47,840	[a]	7,692,194
Howmet Aerospace, Inc.	196,904		16,667,924
Hubbell, Inc.	38,808		15,092,043
Ingersoll Rand, Inc.	315,375		29,345,644
Trane Technologies PLC	106,530		34,884,314
			133,901,614
Commercial & Professional Services - 2.3%
Cintas Corp.	23,733		16,090,262
Veralto Corp.	95,365		9,401,082
Waste Connections, Inc.	68,822		11,308,831
			36,800,175
Consumer Discretionary Distribution & Retail - 10.0%
Amazon.com, Inc.	783,982	[a]	138,325,784
Chewy, Inc., Cl. A	375,251	[a]	7,959,074
RH	26,983	[a]	7,337,487
Ross Stores, Inc.	52,656		7,359,203
			160,981,548
Consumer Durables & Apparel - .9%
Lululemon Athletica, Inc.	45,537	[a]	14,207,089
Consumer Services - .8%
Planet Fitness, Inc., Cl. A	208,672	[a]	13,279,886
Energy - 3.0%
EQT Corp.	712,158		29,262,572
Schlumberger NV	428,439		19,661,066
			48,923,638
Financial Services - 2.0%
Ares Management Corp., Cl. A	56,954		7,983,242
Block, Inc.	374,129	[a]	23,974,186
			31,957,428
Health Care Equipment & Services - 9.1%
Align Technology, Inc.	107,136	[a]	27,556,450
Boston Scientific Corp.	254,352	[a]	19,221,381
DexCom, Inc.	217,214	[a]	25,798,507
Edwards Lifesciences Corp.	160,559	[a]	13,950,971
Inspire Medical Systems, Inc.	37,080	[a]	5,887,933
Intuitive Surgical, Inc.	72,386	[a]	29,107,858
UnitedHealth Group, Inc.	50,845		25,187,088
			146,710,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Media & Entertainment - 13.2%
Alphabet, Inc., Cl. C	809,620		140,841,495
Netflix, Inc.	25,371	[a]	16,278,541
Pinterest, Inc., Cl. A	625,628	[a]	25,957,306
Reddit, Inc., Cl. A	299,557	[a]	16,247,972
The Walt Disney Company	133,513		13,873,336
			213,198,650
Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
Alnylam Pharmaceuticals, Inc.	45,425	[a]	6,742,433
Bio-Techne Corp.	226,661		17,495,963
Danaher Corp.	61,569		15,810,919
Illumina, Inc.	177,557	[a]	18,515,644
Natera, Inc.	81,658	[a]	8,699,027
Repligen Corp.	62,335	[a]	9,293,525
Sarepta Therapeutics, Inc.	124,346	[a]	16,147,571
Zoetis, Inc.	102,224		17,333,101
			110,038,183
Real Estate Management & Development - 2.3%
CoStar Group, Inc.	481,321	[a]	37,624,863
Semiconductors & Semiconductor Equipment - 15.3%
Applied Materials, Inc.	118,949		25,583,551
Micron Technology, Inc.	124,437		15,554,625
NVIDIA Corp.	187,062		205,081,682
			246,219,858
Software & Services - 15.1%
CrowdStrike Holdings, Inc., Cl. A	39,179	[a]	12,289,277
HubSpot, Inc.	31,012	[a]	18,949,883
Microsoft Corp.	350,878		145,659,984
MongoDB, Inc.	27,599	[a]	6,515,020
Roper Technologies, Inc.	36,123		19,244,889
Shopify, Inc., Cl. A	460,842	[a]	27,258,804
Snowflake, Inc., Cl. A	102,351	[a]	13,938,159
			243,856,016
Technology Hardware & Equipment - 8.3%
Apple, Inc.	645,368		124,071,998
Pure Storage, Inc., Cl. A	153,479	[a]	9,253,249
			133,325,247
Transportation - 1.4%
Uber Technologies, Inc.	349,520	[a]	22,565,011
Total Common Stocks (cost $744,929,565)			1,593,589,394

	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $23,383,197)	5.43	23,383,197	[b]	23,383,197
Total Investments (cost $768,312,762)		100.2%		1,616,972,591
Liabilities, Less Cash and Receivables		(.2%)		(3,705,966)
Net Assets		100.0%		1,613,266,625

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,593,589,394	-	-	1,593,589,394
Investment Companies	23,383,197	-	-	23,383,197

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2024, accumulated net unrealized appreciation on investments was $848,659,829, consisting of $884,153,141 gross unrealized appreciation and $35,493,312 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.